Income Taxes (Tables)	12 Months Ended
Jan. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The Company had deferred income tax assets as of January 31, 2012 and 2011 as follows:

	2012	2011

Loss carryforwards	$628,063	$351,569
Less - valuation allowance	(628,063)	(351,569)
Total net deferred tax assets	$-	$-